GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment of Goodwill	$ 13,450	$ 0	$ 0
Impairment loss	2,553
Germany
Disclosure of detailed information about intangible assets [line items]
Impairment of Goodwill	$ 13,450